Mining and Income Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Components of Mining and Income Tax

	UNITED STATES DOLLAR
	2017	2016	2015
		Restated[1]	Restated[1]
The components of mining and income tax are the following:
South African taxation
- non-mining tax	(1.2)	(1.0)	—
- company and capital gains taxation	(1.1)	(3.9)	(3.5)
- prior year adjustment - current taxation	0.2	0.3	0.5
- deferred taxation	12.1	(9.5)	17.1
Foreign taxation
- current taxation	(199.8)	(193.3)	(138.7)
- prior year adjustment - current taxation	(2.8)	(6.3)	—
- deferred taxation	19.4	24.2	(118.7)
- prior year adjustment - deferred taxation	—	—	(5.2)

Total mining and income taxation	(173.2)	(189.5)	(248.5)

Major items causing the Group’s income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2016: 34.0% and 2015: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(51.8)	(121.5)	(3.0)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	19.2	22.4	21.5
Non-deductible share-based payments	(9.1)	(4.8)	(3.6)
Non-deductible exploration expense	(19.7)	(15.2)	(7.7)
Deferred tax assets not recognised on impairment and reversal of impairment of investments[2]	13.3	—	(53.2)
Impairment of South Deep goodwill	(94.5)	—	—
Non-deductible interest paid	(24.2)	(24.2)	(26.9)
Non-taxable profit on disposal of investments	—	0.8	—
Non-taxable profit on buy-back of notes	—	6.0	—
Share of results of equity-accounted investees, net of taxation	(0.4)	(0.8)	(1.9)
Net non-deductible expenditure and non-taxable income	(5.3)	(9.7)	(8.5)
Deferred tax raised on unremitted earnings at Tarkwa	(9.5)	—	—
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar[3]	5.2	(1.1)	(41.0)
Various Peruvian non-deductible expenses	(5.3)	(8.3)	(7.8)
Deferred tax assets not recognised at Cerro Corona and Damang[4]	(12.9)	(34.9)	(112.5)
Utilisation of tax losses not previously recognised at Damang	7.1	—	—
Deferred tax assets recognised at Cerro Corona and Damang[5]	19.8	—	—
Deferred tax release on change of tax rate (2016: Peruvian and Ghanaian operations and 2015: Peruvian operations)	—	8.6	4.5
Prior year adjustments	(2.6)	(6.0)	(4.4)
Other	(2.5)	(0.8)	(4.0)

Total mining and income taxation	(173.2)	(189.5)	(248.5)

1	Refer note 40 for further details.
2	Deferred tax assets not recognised on impairment of investments relate to the impairment and reversal of impairment of FSE, Hummingbird and APP. Refer to note 6 for details of impairments.
3	The functional currency of Cerro Corona is US Dollar, however, the Peruvian tax base is based on values in Peruvian Nuevo Sol.
4	Deferred tax assets amounting to US$12.9 million (2016: US$34.9 million and 2015: US$112.5 million) were not recognised during the year at Cerro Corona and Damang to the extent that there is insufficient future taxable income available. At Cerro Corona, deferred tax assets amounting to US$12.9 million (2016: US$33.5 million and 2015: US$76.9 million) were not recognised during the year related to deductible temporary differences on additions to fixed assets in the current financial year that would only reverse after the end of the life-of-mine (“LoM”) of Cerro Corona. At Damang, deferred tax assets amounting to US$nil (2016: US$1.4 million and 2015: US$35.6 million) were not recognised during the year related to net deductible temporary differences reversing in the current financial year. In making this determination, the Group analysed, among others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets.
5	Due to year-end assessments, deferred tax assets amounting to US$17.3 million and US$2.5 million were recognised at Cerro Corona and Damang, respectively, to the extent that there is sufficient future taxable income available. During 2017, Cerro Corona completed a pre-feasibility study extending the life-of-mine (“LoM”) from 2023 to 2030. A significant portion of the deductible temporary differences on fixed assets that were scheduled to reverse after the end of the LoM at Cerro Corona will now reverse over the extended LoM, resulting in the recognition of deferred tax assets amounting to US$17.3 million. At Damang, the LoM indicated that the mine would make taxable profits in the future that would support the write back of a portion of the deferred tax asset amounting to US$2.5 million. In making this determination, the Group analysed, among others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets.

Summary of Domestic and Foreign Current Tax Rates

	2017	2016	2015
South Africa - current tax rates
Mining tax[1]	Y = 34 - 170/X	Y = 34 - 170/X	Y = 34 - 170/X
Non-mining tax[2]	28.0%	28.0%	28.0%
Company tax rate	28.0%	28.0%	28.0%
International operations - current tax rates
Australia	30.0%	30.0%	30.0%
Ghana[3]	32.5%	32.5%	35.0%
Peru	29.5%	30.0%	30.0%

1	South African mining tax on mining income is determined according to a formula which takes into account the profit and revenue from mining operations. South African mining taxable income is determined after the deduction of all mining capital expenditure, with the proviso that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating South African mining taxation. The effective mining tax rate for Gold Fields Operations Limited (“GFO”) and GFI Joint Venture Holdings Proprietary Limited (“GFIJVH”), owners of the South Deep mine, has been calculated at 30% (2016: 30% and 2015: 30%).

2	Non-mining income of South African mining operations consists primarily of interest income.

3	On 11 March 2016, Gold Fields signed a development agreement with the Government of Ghana for both the Tarkwa and Damang mines. This agreement resulted in a reduction in the corporate tax rate from 35.0% to 32.5%, effective 17 March 2016.

Summary of Estimated Available for Set-off Against Future Income Pre Tax

At 31 December 2017, the Group had the following estimated amounts available for set-off against future income (pre-tax):

	2017			2016
	Gross unredeemed capital expenditure US$ million	Gross tax losses US$ million	Gross deferred tax asset not recognised US$ million	Gross unredeemed capital expenditure US$ million	Gross tax losses US$ million	Gross deferred tax asset not recognised US$ million
South Africa[1]
Gold Fields Operations Limited	716.4	192.5	—	606.4	182.3	—
GFI Joint Venture Holdings Proprietary Limited[2,3]	2,427.1	—	1,501.6	1,929.2	—	1,132.6

	3,143.5	192.5	1,501.6	2,535.6	182.3	1,132.6

International operations
Exploration entities[4]	—	445.9	445.9	—	388.8	388.8
Gold Fields Australia Proprietary Limited[5]	—	—	—	—	1.2	—
Abosso Goldfields Limited[6]	—	201.4	63.5	88.8	68.7	157.5

	—	647.3	509.4	88.8	458.7	546.3

1	These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South African tax losses and unredeemed capital expenditure have no expiration date.
2	The above R2,427.1 million (2016: R1,929.2 million) comprises US$925.5 million gross recognised capital allowance and US$1,501.6 million gross unrecognised capital allowance (2016: US$796.6 million gross recognised capital allowance and US$1,132.6 million gross unrecognised capital allowance).
3	During 2014, the South African Revenue Services (“SARS”) issued a Finalisation of Audit Letter (“the Audit Letter”) stating that SARS has disallowed US$182.2 million of GFIJVH’s gross recognised capital allowance of US$925.5 million. Refer note 34 on Contingent Liabilities for further details.
4	The total tax losses of US$445.9 million (2016: US$388.8 million) comprise US$22.9 million (2016: US$10.9 million) tax losses that expire between one and two years, US$57.6 million (2016: US$58.9 million) tax losses that expire between two and five years, US$30.4 million (2016: US$41.2 million) tax losses that expire between five and 10 years, US$43.2 million (2016: US$40.6 million) tax losses that expire after 10 years and US$291.8 million (2016: US$237.2 million) tax losses that have no expiry date.
5	The tax losses are available to be utilised against income generated by the relevant tax entity and do not expire.
6	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis. Tax losses of US$44.5 million (2016: US$46.3 million) expire in two years, tax losses of US$19.0 million (2016: US$nil) expire in three years, tax losses of US$91.7 million (2016: US$19.4 million) expire in four years and tax losses of US$46.2 million (2016: US$3.0 million) expire in five years.